State Street My2027 High Yield Corporate Bond ETF Performance Management - State Street My2027 High Yield Corporate Bond ETF	Feb. 18, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund had not commenced operations as of the date of this Prospectus. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund's website: www.statestreet.com/im.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	1-866-787-2257